Intangible assets, airport concessions and goodwill - Net: - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate for the value in use method	9.66%	10.46%
Annual average of revenue, operating costs and expense growth rate	5.25%	3.10%
Output passenger growth rate	6.70%	4.50%
Level of the fair value hierarchy of value recoverable from the CGU	3	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate for the value in use method	9.60%	10.93%
Annual average of revenue, operating costs and expense growth rate	4.45%	4.14%
Output passenger growth rate	2.50%	2.50%
Level of the fair value hierarchy of value recoverable from the CGU	3	3